Note 8 - Financial Instruments (Details Textual) xbrli-pure in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 AUD ($)
Asset Impairment Charges, Total	$ 0	$ 0
Derivative, Number of Instruments Held, Total	0	0